ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST (Details) $ in Thousands					12 Months Ended
	Dec. 30, 2025 MW	Jul. 14, 2025 MW shares	Dec. 09, 2024 USD ($) item shares	Dec. 03, 2024 MW	Dec. 31, 2025 USD ($) MW	Dec. 31, 2024 USD ($)
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Non-controlling interests					$ 496	$ 9,887
Remeasurement of unfavorable contract					2,225
Remeasurement of intangible assets					$ 1,405
Alpha Data Center PLC ("Alpha")
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Maximum planned power capacity in megawatts | MW				100
Consideration for right of electrical power capacity			$ 0
Term of right of electrical power			2 years
Alpha Data Center PLC ("Alpha")
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Percentage of equity interest			51.00%	51.00%	95.00%
Ownership percentage			49.00%
Non-controlling interests					$ 8,788
Acquisition of Guanghan Data Center Co., Ltd.
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Units of mining machines			16,628
Consideration transferred			$ 2,265
Total power capacity of data centers | MW		55
Term of exclusive usage rights to the mining machines given to sellers			2 years
Acquisition of Guanghan Data Center Co., Ltd. | USDT
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Consideration transferred in the form of cryptocurrency | item			2,265,000
Acquisition of Guanghan Data Center Co., Ltd. | Class A ordinary shares
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Number of shares issued for acquisition | shares		45,278,600	369,031,800
Alpha Data Center PLC ("Alpha")
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Percentage of voting interests acquired	44.00%		51.00%
Maximum planned power capacity in megawatts | MW	55
Data center power capacity | MW	45
Mining data center abandoned operational power capacity | MW					45
Business Combination, Consideration Transferred, Percentage Of Mining Machines	49.00%
Alpha Data Center PLC ("Alpha") | Alpha Data Center PLC ("Alpha")
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
Ownership percentage	5.00%